Note 14 - Commitments and Contingencies (Details) (USD $)	12 Months Ended						1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2013	Feb. 16, 2013 Should Total Available Cash be Less than $100,000 [Member] Subscription Agreement [Member]	Nov. 27, 2012 Subscription Agreement [Member] On Or Before January 31, 2013 [Member]	Nov. 27, 2012 Subscription Agreement [Member] On Or Before February 15, 2013 [Member]	Nov. 27, 2012 Subscription Agreement [Member] On Or Before May 27, 2014 [Member]	Nov. 27, 2012 Subscription Agreement [Member]	Dec. 31, 2013 Subscription Agreement [Member]	Dec. 31, 2012 Subscription Agreement [Member]
Note 14 - Commitments and Contingencies (Details) [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)								4,000,000	3,600,000
Share Price (in Dollars per share)			$ 0.60					$ 0.25
Aggregate Sales Price for Common Stock								$ 1,000,000
Receivable from Shareholders or Affiliates for Issuance of Capital Stock				100,000	50,000	50,000	900,000		900,000
Minimum Installment Amount of Purchase Price							100,000
Available Cash, Threshold								100,000
Proceeds from Issuance of Common Stock	1,517,450								100,000	25,000
Stock Issued During Period, Shares, New Issues (in Shares)									400,000	100,000
Operating Leases, Rent Expense, Net	124,286	298,452
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	11,318	6,468
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 3,234	$ 8,085